Putnam Municipal Opportunities Trust
The fund's portfolio
7/31/21 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund

MUNICIPAL BONDS AND NOTES (137.1%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.5%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A2	$1,700,000	$1,836,920
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	2,000,000	2,344,608
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	2,075,000	2,544,948
5.00%, 9/15/33	AA	275,000	337,448

			7,063,924
Alaska (1.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/49	A+/F	1,500,000	1,708,526
4.00%, 10/1/44	A+/F	4,180,000	4,787,173

			6,495,699
Arizona (2.8%)
AZ Indl. Dev. Auth. Student Hsg. Rev. Bonds, (NCCU Properties, LLC Central U.), BAM, 5.00%, 6/1/49	AA	2,000,000	2,466,183
AZ State Indl. Dev. Auth. Rev. Bonds, (Equitable School Revolving Fund, LLC Oblig. Group), 4.00%, 11/1/50	A	2,855,000	3,340,724
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	510,000	591,804
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	350,000	403,748
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	835,766
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB-	300,000	316,721
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), 5.00%, 7/1/35	BB	1,000,000	1,123,940
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	A3	1,350,000	1,793,523
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	A2	500,000	593,229
Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.00%, 8/1/32	A	2,065,000	2,333,075

			13,798,713
California (7.2%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/32	A-/F	550,000	568,426
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	550,000	631,473
(Stoneridge Apt.), Ser. A, 4.00%, 2/1/56	BB/P	2,125,000	2,364,414
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	2,090,074	2,491,994
CA State G.O. Bonds 4.00%, 11/1/33(T)	Aa2	10,000,000	11,966,643
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	A-	400,000	440,128
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.)
5.10%, 6/1/40	A	3,500,000	3,511,015
4.75%, 11/1/46	A	750,000	861,093
CA State Pub. Wks. Board Rev. Bonds, (Various Cap. Projects.), Ser. A, 5.00%, 8/1/33(WIS)	Aa3	3,000,000	3,953,020
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	489,344
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	1,635,000	1,703,879
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-2, 5.00%, 6/1/47	BB/P	2,500,000	2,581,351
Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds, (Laxfuel Corp.), 4.50%, 1/1/27	A-	600,000	610,235
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.00%, 9/1/30	BBB+	1,250,000	1,359,966
San Bernardino Cnty., FRB, Ser. C, 0.33%, 8/1/23	AA+	1,125,000	1,119,158
Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	80,000	80,000

			34,732,139
Colorado (3.3%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/40	A-	1,000,000	1,147,408
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,134,049
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	550,000	597,076
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	2,700,000	3,126,548
Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	200,000	229,629
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A2	2,250,000	3,560,172
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC)
4.00%, 7/15/38	Baa2	800,000	969,097
4.00%, 7/15/35	Baa2	1,000,000	1,225,581
3.00%, 7/15/37	Baa2	850,000	927,243
Sterling Ranch Cmnty. Auth. Board Rev. Bonds, (Metro. Dist. No. 2), Ser. A, 4.25%, 12/1/50	BB/P	550,000	617,505
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/33	AA	255,000	329,244
5.00%, 12/15/32	AA	160,000	185,670
5.00%, 12/15/31	AA	135,000	156,866
5.00%, 12/1/30	AA	215,000	280,332
5.00%, 12/1/29	AA	210,000	274,596
5.00%, 12/15/28	AA	130,000	152,267
5.00%, 12/1/28	AA	210,000	269,027
5.00%, 12/1/27	AA	200,000	250,393
5.00%, 12/15/26	AA	135,000	158,765
5.00%, 12/1/26	AA	190,000	231,724

			15,823,192
Connecticut (0.7%)
CT State Special Tax, 4.00%, 5/1/39	AA-	1,700,000	2,058,752
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,000,000	1,165,032

			3,223,784
District of Columbia (2.4%)
DC Rev. Bonds
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	500,000	539,074
(Two Rivers Pub. Charter School, Inc.), 5.00%, 6/1/50	Baa3	1,500,000	1,770,998
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,000,000	2,430,917
(Two Rivers Pub. Charter School, Inc.), 5.00%, 6/1/40	Baa3	1,500,000	1,792,782
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Metrorail), Ser. A, zero %, 10/1/37	A-	3,700,000	2,300,308
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Dulles Metrorail & Cap. Impt. Proj.)
Ser. B, 4.00%, 10/1/44(T)	A-	1,285,000	1,517,199
4.00%, 10/1/53(T)	A-	1,290,000	1,512,526

			11,863,804
Florida (4.4%)
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds, (Florida Inst. of Tech., Inc.), 4.00%, 10/1/39	BBB-	800,000	905,103
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,655,765
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.), 5.00%, 11/15/40	A2	1,350,000	1,539,630
Miami-Dade Cnty., Aviation Rev. Bonds, Ser. A
5.00%, 10/1/36	A2	5,000,000	5,663,454
5.00%, 10/1/32	A2	3,790,000	4,304,381
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,350,000	1,513,680
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	AAA/P	500,000	607,204
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	360,000	396,483
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.00%, 5/1/35	BB-/P	2,500,000	2,647,223
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical University, Inc.), Ser. A
4.00%, 10/15/39	A2	600,000	703,471
4.00%, 10/15/36	A2	500,000	590,391

			21,526,785
Georgia (3.5%)
Atlanta, Tax Alloc. Bonds, (Atlantic Station), 5.00%, 12/1/22	A3	1,625,000	1,718,681
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/37	BB/F	1,100,000	1,126,280
Geo L Smith II GA Congress Ctr. Rev. Bonds, (Signia Hotel Mgt., LLC.), 4.00%, 1/1/54	BBB-	1,600,000	1,869,297
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4)
Ser. A, 5.50%, 7/1/60	A	3,500,000	4,088,442
AGM, 5.00%, 1/1/62	AA	1,000,000	1,249,035
5.00%, 1/1/56	BBB+	650,000	802,164
Ser. A, 5.00%, 1/1/56	A2	1,000,000	1,236,608
4.00%, 1/1/51	A	2,300,000	2,668,665
4.00%, 1/1/51	A2	500,000	581,409
4.00%, 1/1/51	BBB+	425,000	491,337
AGM, 4.00%, 1/1/46	AA	800,000	938,924

			16,770,842
Hawaii (0.5%)
HI State Harbor Syst. Rev. Bonds
Ser. C, 4.00%, 7/1/40	Aa3	300,000	364,859
Ser. A, 4.00%, 7/1/35	Aa3	1,700,000	2,053,644

			2,418,503
Illinois (20.3%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	1,920,000	2,407,328
Ser. G-07, 5.50%, 1/1/35	BBB+	3,175,000	3,641,799
Ser. A, 5.00%, 1/1/27	BBB+	1,850,000	2,253,209
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB	2,250,000	2,532,141
Ser. H, 5.00%, 12/1/36	BB	500,000	610,610
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	Baa2	3,500,000	3,494,920
Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	BBB-	500,000	527,999
Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5.375%, 1/1/39	A2	1,250,000	1,332,754
Ser. C, 5.25%, 1/1/28	A2	1,320,000	1,407,397
Ser. C, 5.25%, 1/1/27	A2	2,125,000	2,266,320
Ser. A, 5.00%, 1/1/38	A	100,000	124,995
Ser. A, 5.00%, 1/1/37	A	300,000	375,708
Chicago, Trans. Auth. Sales Tax Rev. Bonds, 5.25%, 12/1/49	AA	3,000,000	3,468,433
Chicago, Waste Wtr. Transmission Rev. Bonds
Ser. C, 5.00%, 1/1/39	A	900,000	1,028,903
(2nd Lien), 5.00%, 1/1/39	A	1,835,000	2,025,924
Ser. A, NATL, zero %, 1/1/24	A+	1,600,000	1,579,180
IL State G.O. Bonds
5.50%, 7/1/38	Baa2	2,280,000	2,467,007
5.50%, 5/1/30	Baa2	1,250,000	1,683,005
5.00%, 11/1/41	Baa2	1,000,000	1,168,004
5.00%, 1/1/41	Baa2	500,000	572,511
5.00%, 2/1/39	Baa2	300,000	330,743
Ser. A, 5.00%, 5/1/38	Baa2	1,500,000	1,828,073
5.00%, 1/1/35	Baa2	1,000,000	1,153,964
Ser. A, 5.00%, 12/1/31	Baa2	5,750,000	7,049,771
Ser. C, 5.00%, 11/1/29	Baa2	1,850,000	2,275,442
5.00%, 2/1/29	Baa2	1,425,000	1,723,427
Ser. A, 5.00%, 12/1/28	Baa2	2,500,000	3,099,975
Ser. D, 5.00%, 11/1/28	Baa2	2,250,000	2,784,858
Ser. D, 5.00%, 11/1/27	Baa2	1,000,000	1,243,176
Ser. A, 4.00%, 3/1/40	Baa2	1,500,000	1,790,015
IL State Fin. Auth. Mandatory Put Bonds (9/1/22), (Field Museum of Natural History), 0.568%, 11/1/34	A2	3,915,000	3,915,000
IL State Fin. Auth. Rev. Bonds
(Lifespace Cmntys, Inc.), Ser. A, 5.00%, 5/15/35	BBB/F	1,025,000	1,156,849
(Riverside Hlth.Syst.), 4.00%, 11/15/34	A+	500,000	567,498
IL State Fin. Auth. Academic Fac. Rev. Bonds, (U. of Illinois at Urbana-Champaign), Ser. A
5.00%, 10/1/44	A1	1,100,000	1,372,923
5.00%, 10/1/36	A1	600,000	769,486
5.00%, 10/1/34	A1	500,000	643,626
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(U. of IL Chicago), 5.00%, 2/15/50	Baa3	2,000,000	2,322,128
(U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/37	Baa3	1,000,000	1,176,540
Lake Cnty., Cmnty. Cons. School Dist. No. 73 Hawthorn G.O. Bonds, NATL
zero %, 12/1/21	AA+	1,300,000	1,298,113
zero %, 12/1/21 (Escrowed to maturity)	Aa2	505,000	504,868
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion)
4.00%, 12/15/42(WIS)	BBB+	1,000,000	1,164,097
Ser. B, stepped-coupon zero % (4.700%, 6/15/31), 12/15/37(STP)	BBB+	1,000,000	905,545
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/30	BBB+	12,000,000	10,104,886
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/30	AA	1,310,000	1,616,946
Railsplitter Tobacco Settlement Auth. Rev. Bonds, 5.00%, 6/1/24	A	1,500,000	1,700,857
Sales Tax Securitization Corp. Rev. Bonds
Ser. C, 5.50%, 1/1/36	AA-	3,500,000	4,542,519
Ser. A, 5.00%, 1/1/36	AA-	1,400,000	1,804,352
Ser. A, 4.00%, 1/1/39	AA-	2,000,000	2,380,741
Ser. A, 4.00%, 1/1/38	AA-	500,000	596,556
Southern IL U. Rev. Bonds, (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	Baa2	1,870,000	1,759,834

			98,550,955
Indiana (1.3%)
Hammond, Multi-School Bldg. Corp. Rev. Bonds, 5.00%, 7/15/38	AA+	1,750,000	2,150,215
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5.25%, 10/15/21	A2	180,000	181,764
IN State Fin. Auth. Rev. Bonds, (BHI Sr. Living), 5.75%, 11/15/41 (Prerefunded 11/15/21)	BBB/F	1,000,000	1,015,913
IN State Fin. Auth. Hosp. Mandatory Put Bonds (11/1/26), (Goshen Hlth. Oblig. Group), Ser. B, 2.10%, 11/1/49	A-	2,700,000	2,857,899

			6,205,791
Iowa (0.3%)
IA Tobacco Settlement Auth. Rev. Bonds, Ser. B-1, Class 2, 4.00%, 6/1/49	BBB	1,250,000	1,476,879

			1,476,879
Kentucky (3.0%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa2	1,000,000	1,105,083
KY State Property & Bldg. Comm. Rev. Bonds
(No. 119), 5.00%, 5/1/36	A1	1,000,000	1,235,610
(No. 122), Ser. A, 4.00%, 11/1/34	A1	750,000	876,939
KY State Pub. Energy Auth.
Gas Supply Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	5,500,000	6,186,603
Gas Supply Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	3,000,000	3,336,606
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/32	A	1,030,000	1,159,584
5.00%, 7/1/31	A	385,000	433,675

			14,334,100
Louisiana (1.0%)
LA State Offshore Term. Auth. Deepwater Port Mandatory Put Bonds (12/1/23), (Loop, LLC), Ser. A, 1.65%, 9/1/33	A3	1,600,000	1,626,916
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	3,010,000	3,167,857

			4,794,773
Maryland (1.5%)
Baltimore Cnty., Rev. Bonds, (Oak Crest Village, Inc.)
4.00%, 1/1/50	A/F	2,000,000	2,322,597
4.00%, 1/1/45	A/F	1,750,000	2,039,293
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	450,000	504,517
MD Econ. Dev. Corp. Rev. Bonds, (Morgan State U.), 4.25%, 7/1/50	BBB-	1,350,000	1,579,961
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 4.00%, 6/1/46	BBB-	750,000	885,505

			7,331,873
Massachusetts (4.9%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BB+	500,000	535,472
(Loomis Cmntys.), Ser. A, 5.75%, 1/1/28	BBB	1,100,000	1,194,269
(Intl. Charter School), 5.00%, 4/15/33	BBB-	1,000,000	1,094,737
(Suffolk U.), 4.00%, 7/1/51	Baa2	1,500,000	1,773,450
(Atrius Hlth. Oblig. Group), Ser. A, 4.00%, 6/1/49	BBB	5,470,000	6,248,474
(Lasell U.), 4.00%, 7/1/45	BB+	1,200,000	1,398,361
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	187,307	130,238
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.), 5.00%, 11/15/38	BB/F	1,410,000	1,588,464
MA State Edl. Fin. Auth. Rev. Bonds, (Ed. Loan - Issue 1)
5.00%, 1/1/27	AA	800,000	914,872
4.375%, 1/1/32	AA	100,000	103,708
MA State Trans. Fund Rev. Bonds, (Rail Enhancement & Accelerated Bridge Program), 5.00%, 6/1/48(T)	Aa1	7,000,000	8,822,714

			23,804,759
Michigan (8.9%)
Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	222,425	222,675
Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6.00%, 5/1/29	Aa1	1,000,000	1,245,866
Kentwood, Economic Dev. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,750,000	2,011,930
MI State Bldg. Auth. Rev. Bonds, Ser. I, 4.00%, 10/15/49	Aa2	4,630,000	5,490,622
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	1,575,000	1,793,025
(MidMichigan Hlth.), 5.00%, 6/1/39 (Prerefunded 6/1/24)	A+	1,000,000	1,137,414
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A+	1,100,000	1,283,058
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	A+	1,900,000	2,216,993
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	1,000,000	1,166,839
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	AA-	100,000	113,108
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA-	850,000	962,216
(Detroit), Ser. C-3, 5.00%, 4/1/27	Aa2	750,000	926,267
(Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	AA-	2,575,000	3,046,331
MI State Hosp. Fin. Auth. Rev. Bonds, (Trinity Health Corp. Oblig. Group) Ser. A, U.S. Govt. Coll, 5.00%, 12/1/47 (Prerefunded 12/1/22)(T)	Aa3	8,500,000	9,057,256
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.), Ser. D, 3.95%, 10/1/37 (Prerefunded 4/1/22)	AA	1,050,000	1,076,567
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/45(T)	Aa1	4,423,529	5,298,479
4.00%, 5/1/50(T)	Aa1	4,976,471	5,953,009

			43,001,655
Mississippi (0.4%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.375%, 6/1/44	A	2,025,000	2,049,747

			2,049,747
Missouri (3.6%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City Intl. Arpt. Terminal), Ser. B, 5.00%, 3/1/36	A2	5,000,000	6,300,043
AGM, 4.00%, 3/1/57	AA	6,000,000	6,933,086
MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds, (City of Independence), 4.00%, 3/1/51	BBB+	1,500,000	1,739,530
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM, 5.00%, 10/1/45	AA	2,000,000	2,529,162

			17,501,821
Nebraska (1.7%)
Central Plains Energy Project Gas Supply Mandatory Put Bonds (8/1/25), 4.00%, 12/1/49	Aa2	2,150,000	2,438,027
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A2	5,250,000	5,807,679

			8,245,706
Nevada (1.2%)
North Las Vegas, G.O. Bonds, AGM, 4.00%, 6/1/34	AA	3,600,000	4,266,397
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A
2.75%, 6/15/28	Ba2	1,200,000	1,256,999
2.50%, 6/15/24	Ba2	330,000	336,459

			5,859,855
New Hampshire (2.0%)
National Fin. Auth. Rev. Bonds, (Caritas Acquisitions VII, LLC), Ser. A
4.50%, 8/15/55	BBB/P	2,540,000	2,731,775
4.25%, 8/15/46	BBB/P	1,210,000	1,293,014
4.125%, 8/15/40	BBB/P	1,070,000	1,146,693
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Catholic Med. Ctr.), 5.00%, 7/1/44	BBB+	1,000,000	1,172,713
(Elliot Hosp.), 5.00%, 10/1/38	A3	500,000	592,795
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,500,000	2,965,378

			9,902,368
New Jersey (8.8%)
Bayonne, G.O. Bonds, (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39 (Prerefunded 7/1/26)	AA	1,300,000	1,588,398
NJ State Econ. Dev. Auth. Rev. Bonds
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB	500,000	559,884
Ser. WW, 5.25%, 6/15/32	Baa1	1,500,000	1,767,451
Ser. EEE, 5.00%, 6/15/48	Baa1	3,000,000	3,714,428
Ser. AAA, 5.00%, 6/15/36	Baa1	750,000	903,135
(Biomedical Research), Ser. A, 5.00%, 7/15/29	Baa1	400,000	480,402
Ser. B, 5.00%, 11/1/26	Baa1	4,500,000	5,489,300
5.00%, 6/15/26	Baa2	500,000	516,178
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa3	2,000,000	2,370,323
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 5.75%, 7/1/37	Ba1	1,500,000	1,504,778
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. AA, 5.00%, 6/15/38	Baa1	1,225,000	1,535,472
Ser. AA, 5.00%, 6/15/37(WIS)	Baa1	600,000	760,975
Ser. A, 5.00%, 12/15/36	Baa1	1,000,000	1,258,348
Ser. A, 5.00%, 12/15/34	Baa1	4,920,000	6,208,514
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	1,900,000	2,254,347
Ser. A, 4.00%, 6/15/42(WIS)	BBB	1,000,000	1,148,964
Ser. A, 4.00%, 6/15/39(WIS)	BBB	1,500,000	1,739,572
Ser. A, 4.00%, 6/15/38(WIS)	BBB	3,750,000	4,362,666
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A, 5.00%, 11/1/45	BBB+	3,350,000	4,256,778

			42,419,913
New Mexico (0.5%)
Sante Fe, Retirement Fac. Rev. Bonds
(El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/44	BB+/F	975,000	1,112,098
(El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	1,460,000	1,489,230

			2,601,328
New York (11.6%)
Metro. Trans. Auth. Rev. Bonds
(Green Bond), Ser. C-1, 5.00%, 11/15/50	A3	1,500,000	1,879,096
Ser. C-1, 4.00%, 11/15/35	A3	1,000,000	1,172,897
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 0.47%, 11/1/26	AA	3,315,000	3,315,085
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. C-1, 5.00%, 5/1/41	AAA	1,000,000	1,315,964
(Future Tax), 4.00%, 5/1/40	AAA	500,000	608,497
(Future Tax), Ser. C-1, 4.00%, 5/1/40(T)	AAA	11,825,000	14,392,094
Ser. C-1, 4.00%, 5/1/39	AAA	500,000	609,711
4.00%, 5/1/38	AAA	700,000	855,734
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. D
4.00%, 2/15/47	Aa2	4,750,000	5,610,481
4.00%, 2/15/40	Aa2	1,500,000	1,795,376
4.00%, 2/15/39	Aa2	1,200,000	1,438,971
NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. A, Group C, 5.00%, 3/15/42(T)	Aa2	10,845,000	13,323,007
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	2,000,000	2,220,004
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	1,000,000	1,126,093
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	2,575,908
Port Auth. of NY & NJ Rev. Bonds, Ser. 207, 5.00%, 9/15/31	Aa3	3,150,000	3,932,717

			56,171,635
North Carolina (1.6%)
NC State Cap. Fac. Fin. Agcy. Edl. Fac. Rev. Bonds, (High Point U.), 4.00%, 5/1/34	A-	900,000	1,095,301
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), 4.00%, 3/1/51	BB/P	2,250,000	2,481,748
NC State Med. Care Comm. Retirement Fac. Rev. Bonds, (Maryfield, Inc. Oblig. Group), 5.00%, 10/1/45	BB/P	500,000	570,476
NC State Tpk. Auth. Rev. Bonds, (Triangle Expressway Auth.), AGM, 5.00%, 1/1/49	AA	2,800,000	3,550,263

			7,697,788
Ohio (8.8%)
Akron, Income Tax Rev. Bonds
4.00%, 12/1/37	AA-	525,000	601,439
4.00%, 12/1/36	AA-	655,000	751,742
4.00%, 12/1/35	AA-	1,260,000	1,447,772
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	5,155,000	6,067,225
Ser. A-2, Class 1, 4.00%, 6/1/48	BBB+	1,250,000	1,463,494
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	500,000	603,568
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Ohio Living)
6.00%, 7/1/35	BBB/F	1,060,000	1,107,839
6.00%, 7/1/35 (Prerefunded 7/1/22)	AAA/P	65,000	68,411
Franklin Cnty., Hosp. Fac. Rev. Bonds, (Nationwide Children's Hosp.), Ser. A, 4.00%, 11/1/44	Aa2	2,050,000	2,345,540
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 6.00%, 8/15/43	Baa1	495,000	496,768
Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	2,850,000	3,281,711
Northeast Ohio Regl. Swr. Dist. Rev. Bonds, U.S. Govt. Coll., 5.00%, 11/15/44 (Prerefunded 11/15/24)(T)	Aa1	10,000,000	11,584,238
OH State Higher Edl. Fac. Comm. Rev. Bonds
(John Carroll U.), 4.00%, 10/1/50	A3	3,500,000	4,014,729
(Kenyon College 2020), 4.00%, 7/1/44	A2	3,555,000	4,155,674
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,125,000	1,289,557
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/33	A3	605,000	712,126
5.00%, 2/15/32	A3	745,000	878,814
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	625,000	655,993
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	120,000	130,938
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group)
5.00%, 7/1/33	A	500,000	552,345
5.00%, 7/1/32	A	250,000	276,427

			42,486,350
Oregon (1.5%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.25%, 11/15/50	BB/P	1,000,000	1,117,252
Gilliam Cnty., Solid Waste Disp. Mandatory Put Bonds (5/2/22), (Waste Management, Inc.), Ser. A, 2.40%, 7/1/38	A-	2,250,000	2,288,472
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	1,260,000	1,264,718
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BB+/F	650,000	752,696
Salem, Hosp. Fac. Auth. Rev. Bonds, (Salem Hlth.), Ser. A, 5.00%, 5/15/33	A+	1,500,000	1,782,918

			7,206,056
Pennsylvania (5.0%)
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	200,000	231,250
5.00%, 1/1/31	BBB+/F	1,000,000	1,159,507
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds, (St. Anne's Retirement Cmnty.)
5.00%, 3/1/50	BB+/F	500,000	572,270
5.00%, 3/1/40	BB+/F	500,000	577,943
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/44	BB+/F	1,000,000	1,142,436
PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds, (Amtrak), Ser. A, 5.00%, 11/1/32	A1	1,000,000	1,053,675
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/1/24), (Waste Management, Inc.), Ser. A, 1.75%, 8/1/38	A-	5,000,000	5,202,195
PA State Higher Edl. Fac. Auth. Rev. Bonds, (Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	500,000	512,618
PA State Tpk. Comm. Rev. Bonds
Ser. A, 5.00%, 12/1/44	A3	2,400,000	3,075,332
Ser. B, 4.00%, 12/1/51	A	1,395,000	1,671,923
Ser. B, 4.00%, 12/1/46	A	1,340,000	1,614,051
Ser. A, 4.00%, 12/1/45	A	500,000	593,722
zero %, 12/1/44	A2	4,385,000	5,049,452
Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/32	A	1,000,000	1,173,011
Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	450,000	533,462

			24,162,847
Rhode Island (0.6%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	2,750,000	3,074,675

			3,074,675
South Carolina (2.5%)
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	4,000,000	4,528,610
Ser. E, 5.50%, 12/1/53	A2	1,025,000	1,141,515
Ser. B, 5.00%, 12/1/56	A2	210,000	251,585
Ser. A, 5.00%, 12/1/55	A2	2,000,000	2,304,853
Ser. C, 5.00%, 12/1/46	A2	1,120,000	1,277,780
Ser. A, 5.00%, 12/1/36	A2	2,000,000	2,392,279

			11,896,622
South Dakota (0.2%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The)), 4.00%, 8/1/51	BBB-	1,000,000	1,137,956

			1,137,956
Tennessee (2.0%)
Greeneville, Hlth. & Edl. Facs. Board Hosp. Rev. Bonds, (Ballad Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/40	A3	5,000,000	5,796,430
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/49	A2	1,200,000	1,541,529
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds, (Blakeford at Green Hills Oblig. Group), Ser. A, 4.00%, 11/1/45	BBB-/F	2,250,000	2,450,365

			9,788,324
Texas (9.1%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A
5.00%, 12/1/36	BBB-	500,000	591,103
PSFG, 5.00%, 12/1/35	AAA	500,000	611,318
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/35	A3	1,045,000	1,220,881
5.00%, 10/1/34	A3	530,000	619,997
Central TX Regl. Mobility Auth. Rev. Bonds
(Sr. Lien), Ser. A, 5.00%, 1/1/33 (Prerefunded 1/1/23)	A-	425,000	454,609
Ser. B, 4.00%, 1/1/51	A-	1,500,000	1,775,027
Ser. B, 4.00%, 1/1/41	A-	750,000	904,328
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	1,150,000	1,346,078
(IDEA Pub. Schools), 5.00%, 8/15/28	A-	300,000	358,801
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Baa2	1,500,000	1,550,742
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	1,000,000	1,124,087
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa2	800,000	831,116
Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds, 5.00%, 11/1/35	A1	1,000,000	1,171,896
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,500,000	1,846,275
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	527,755
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,136,032
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,136,032
(Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa3	600,000	693,002
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43 (Prerefunded 1/1/25)	A1	4,000,000	4,842,522
Tarrant Cnty., Cultural Ed. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs.), Ser. B, 5.00%, 11/15/40	A/F	2,000,000	2,348,721
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	3,000,000	3,730,809
TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security), 5.00%, 9/1/42 (Prerefunded 8/3/21)	A+	1,400,000	1,400,000
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/50	Baa3	2,000,000	2,263,204
TX State Transportation Commission G.O. Bonds, 5.00% 10/1/44 (Prerefunded 10/1/24)(T)	AAA	9,855,000	11,360,093
Uptown Dev. Auth. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/40	BBB	300,000	343,564

			44,187,992
Utah (0.4%)
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,625,000	1,727,533

			1,727,533
Virginia (1.9%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42	BBB+/F	425,000	479,139
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66-P3), 5.00%, 12/31/52	Baa3	4,250,000	5,128,007
VA State Small Bus. Fin. Auth. Rev. Bonds, (National Sr. Campuses, Inc. Oblig. Group), 4.00%, 1/1/40	A/F	3,000,000	3,440,333

			9,047,479
Washington (2.1%)
King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/38	A2	2,365,000	2,964,757
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	875,000	982,329
Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	1,310,000	1,312,987
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.16%, 1/1/42	A+	1,500,000	1,503,595
WA State Hsg. Fin. Comm. Rev. Bonds, (Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	2,698,807	3,188,527

			9,952,195
Wisconsin (2.8%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	350,000	363,411
Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.), 5.00%, 5/1/42	BBB+	1,100,000	1,284,953
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds, (Appalachian State U.), Ser. A, AGM
4.00%, 7/1/50	AA	700,000	795,407
4.00%, 7/1/45	AA	600,000	684,278
4.00%, 7/1/40	AA	500,000	575,398
4.00%, 7/1/38	AA	435,000	503,571
4.00%, 7/1/36	AA	340,000	395,237
4.00%, 7/1/34	AA	300,000	350,036
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,000,000	1,241,234
(Three Pillars Sr. Living), 5.00%, 8/15/33 (Prerefunded 8/15/23)	BBB+/F	430,000	472,417
(Three Pillars Sr. Living Cmnty.), 4.00%, 8/15/46	BBB+/F	850,000	999,619
(Three Pillars Sr. Living Cmnty.), 4.00%, 8/15/41	BBB+/F	1,645,000	1,964,179
(Advocate Aurora Hlth. Oblig. Group), Ser. A, 4.00%, 8/15/35	AA	3,000,000	3,555,863
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	250,000	277,481

			13,463,084

Total municipal bonds and notes (cost $603,266,769)			$663,799,444

SHORT-TERM INVESTMENTS (5.5%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	25,758,716	$25,758,716
U.S. Treasury Bills 0.018%, 9/28/21(SEG)		$200,000	199,984
U.S. Treasury Cash Management Bills 0.043%, 10/19/21(SEG)(SEGCCS)		800,000	799,905

Total short-term investments (cost $26,758,635)			$26,758,605
TOTAL INVESTMENTS

Total investments (cost $630,025,404)			$690,558,049

FUTURES CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 5 yr (Short)	275	$34,222,461	$34,222,461	Sep-21	$(176,775)

Unrealized appreciation					—

Unrealized (depreciation)					(176,775)

Total					$(176,775)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$5,000,000	$76,795	—	11/18/21	—	0.10% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$76,795
5,000,000	71,795	—	11/18/21	—	0.10% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	71,795
6,500,000	9,653	—	11/2/21	—	0.10% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	9,653
2,500,000	60,035	—	11/18/21	—	0.20% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(60,035)
2,500,000	60,035	—	11/18/21	—	0.20% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(60,035)

Upfront premium received		—	Unrealized appreciation			158,243

Upfront premium (paid)		—	Unrealized (depreciation)			(120,070)

	Total	$—			Total	$38,173

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$28,158,000	$883,598	$(284)	3/29/26	2.51% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(883,882)

Total			$(284)				$(883,882)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2021 through July 31, 2021(the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $484,348,341.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/21
	Short-term investments
	Putnam Short Term Investment Fund*	$9,451,627	$40,662,672	$24,355,583	$4,694	$25,758,716

	Total Short-term investments	$9,451,627	$40,662,672	$24,355,583	$4,694	$25,758,716
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $226,977.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $709,929.
(WIS)	When-issued security (Note 1).
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $134,009,944 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.02%, 0.09% and 0.12%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	22.20%
	Transportation	20.2
	Tax bonds	18.3
	State debt	17.5
	Utilities	13.1
	Education	11.5
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $97,833,589 were held by the TOB trust and served as collateral for $57,675,677 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $10,840 for these investments based on an average interest rate of 0.07%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$663,799,444	$—
Short-term investments	—	26,758,605	—

Totals by level	$—	$690,558,049	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	(176,775)	—	—
Total return swap contracts	—	(845,425)	—

Totals by level	$(176,775)	$(845,425)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	300
OTC total return swap contracts (notional)	$22,900,000
Centrally cleared total return swap contracts (notional)	$28,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com